Geographic Area and Product Information	12 Months Ended
Dec. 31, 2013
Reporting Disclosure by Geographic Area and Product Information [Abstract]
Geographic Area and Product Information
Geographic Area and Product Information

The table below presents the Company's net sales and property, plant and equipment by geographic region for the years ended December 31, 2013, 2012 and 2011. The amounts in this table differ from the segment data presented in Note 25, "Segment Information," because each operating segment includes operations in multiple geographic regions, based on the Company's management reporting structure.

	U.S.	Europe	Latin America	Other	Combined
2013
Net sales
Products	$3,725.3	$158.4	$292.8	$10.1	$4,186.6
Services	593.5	15.8	—	—	609.3
Property, plant and equipment	1,699.2	113.1	113.0	0.2	1,925.5

2012
Net sales
Products	$3,133.7	$174.7	$323.1	$7.1	$3,638.6
Services	442.1	11.0	—	2.3	455.4
Property, plant and equipment	1,689.4	122.0	114.7	0.3	1,926.4

2011
Net sales
Products	$3,313.6	$196.8	$303.9	$11.3	$3,825.6
Services	485.0	12.6	—	1.4	499.0

The table below presents the Company's consolidated net sales by products and services for the years ended December 31, 2013, 2012 and 2011.

Products and Services	2013	2012	2011
Catalog, magazines and retail inserts	$3,114.3	$2,711.4	$2,826.0
Direct mail, books, directories and other printed products	1,004.4	894.9	964.1
Other	67.9	32.3	35.5
Total products	$4,186.6	$3,638.6	$3,825.6

Logistics services	$465.6	$349.4	$370.4
Imaging and other services	143.7	106.0	128.6
Total services	609.3	455.4	499.0
Total net sales	$4,795.9	$4,094.0	$4,324.6